6. Bonds and Securities	12 Months Ended
Dec. 31, 2017
Bonds And Securities
Bonds and Securities
Category	Index	12.31.2017	12.31.2016 Restated	12.31.2015 Restated

Securities available for sale
Quotas in Funds	CDI	107,560	94,268	64,473
Bank Deposit Certificates - CDB	95.0% to 101% of CDI	57,192	50,811	45,996
Committed Operation	96.5% to 100% of CDI	47,052	56,512	48,085
Financial Treasury Bonds - LFT	Selic	687	1,475	2,623
		212,491	203,066	161,177
Securities held for trading
Quotas in Funds	98.1% of CDI	7,172	8,676	100,282
Committed Operation	Fixed rate	-	58,930	88,594
Financial Notes	105.38% of CDI	-	51,384	26,025
Time Deposits with Special Guarantee from the Credit Guarantee Fund (FGC) - DPGE	106.25% of CDI	-	4,785	4,515
National Treasury Bonds - LTN	Selic	-	3,378	2,563
Housing credit	-	-	1,390	2,316
Debentures	105.11% of CDI	-	129	157
Treasury	-	-	7	2
		7,172	128,679	224,454
		219,663	331,745	385,631
	Current	1,341	136,649	294,514
	Noncurrent	218,322	195,096	91,117
Interbank Deposit Certificate - CDI
Interest rate equivalent to the reference rate of the Special System for Settlement and Custody - Selic

Copel has securities that yield variable interest rates. The term of these securities ranges from 1 to 60 months from the end of the reporting period.